Earnings Per Share - Schedule of Basic and Diluted Earnings Per Share (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares
Numerator:
Net income attributable to Autohome Inc.	¥ 2,871,015	$ 417,573	¥ 2,001,619	¥ 1,227,914
Denominator:
Weighted average ordinary shares outstanding	117,671,971	117,671,971	116,379,846	114,237,600
Basic earnings per share | (per share)	¥ 24.40	$ 3.55	¥ 17.20	¥ 10.75
Numerator:
Net income attributable to Autohome Inc.	¥ 2,871,015	$ 417,573	¥ 2,001,619	¥ 1,227,914
Denominator:
Weighted average ordinary shares outstanding	117,671,971	117,671,971	116,379,846	114,237,600
Dilutive effect of share-based awards	1,563,408	1,563,408	1,679,010	1,798,727
Weighted average number of shares outstanding-diluted	119,235,379	119,235,379	118,058,856	116,036,327
Diluted earnings per share | (per share)	¥ 24.08	$ 3.50	¥ 16.95	¥ 10.58